UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Act II Management, L.P.
           ---------------------------------------
Address:   444 Madison Avenue 24th Floor
           ---------------------------------------
           New York, New York 10022
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Form 13F File Number: 028-13250
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Chan
        ---------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------
Phone:  212-247-2990
        ---------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Aaron Chan                     New York, New York                 2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:  $      328,566
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                   COM            037833100   16,416    30,847 SH       SOLE                   30,847      0    0
APPLE INC                   COM            037833100    6,280    11,800 SH  PUT  SOLE                   11,800      0    0
AUTOZONE INC                COM            053332102   12,312    34,737 SH       SOLE                   34,737      0    0
CBS CORP NEW                CL B           124857202   11,330   297,771 SH       SOLE                  297,771      0    0
CENTURYLINK INC             COM            156700106   11,871   303,462 SH       SOLE                  303,462      0    0
CENTURYLINK INC             COM            156700106    1,710    43,700 SH  PUT  SOLE                   43,700      0    0
CINEMARK HOLDINGS INC       COM            17243V102    8,668   333,625 SH       SOLE                  333,625      0    0
COMCAST CORP NEW            CL A           20030N101   17,485   468,017 SH       SOLE                  468,017      0    0
COMCAST CORP NEW            CL A           20030N101    4,513   120,800 SH  PUT  SOLE                  120,800      0    0
CROWN CASTLE INTL CORP      COM            228227104   15,803   218,993 SH       SOLE                  218,993      0    0
CROWN CASTLE INTL CORP      COM            228227104    4,142    57,400 SH  PUT  SOLE                   57,400      0    0
ECHOSTAR CORP               CL A           278768106   12,360   361,198 SH       SOLE                  361,198      0    0
EQUINIX INC                 COM NEW        2944U9502    2,853    13,836 SH       SOLE                   13,836      0    0
HASBRO INC                  COM            418056107    1,472    41,000 SH  CALL SOLE                        0      0    0
INTERXION HOLDING N.V.      SHS            N47279109   13,197   555,443 SH       SOLE                  555,443      0    0
INTERXION HOLDING N.V.      SHS            N47279109    6,496   273,400 SH  PUT  SOLE                  273,400      0    0
LAMAR ADVERTISING CO        CL A           512815101   10,690   275,869 SH       SOLE                  275,869      0    0
LIBERTY GLOBAL, INC         COM SER A      530555101   12,544   199,235 SH       SOLE                  199,235      0    0
LIBERTY GLOBAL, INC         COM SER C      530555309    4,490    76,423 SH       SOLE                   76,423      0    0
LIBERTY INTERACTIVE CORP    LBT VENT COM A 53071M880    3,995    58,964 SH       SOLE                   58,964      0    0
LIBERTY INTERACTIVE CORP    INT COM SER A  53071M104   11,353   576,862 SH       SOLE                  576,862      0    0
LIBERTY MEDIA CORPORATION   LIB CAP COM A  530322106   12,023   103,636 SH       SOLE                  103,636      0    0
LIONS GATE ENTMNT CORP      COM NEW        535919203    6,695   408,210 SH       SOLE                  408,210      0    0
LIVEPERSON INC              COM            538146101    5,374   409,009 SH       SOLE                  409,009      0    0
NIELSEN HOLDINGS N V        COM            N63218106    9,344   305,464 SH       SOLE                  305,464      0    0
OMNICOM GROUP INC           COM            681919106    7,850   157,119 SH       SOLE                  157,119      0    0
QUALCOMM INC                COM            747525103   17,098   276,401 SH       SOLE                  276,401      0    0
QUALCOMM INC                COM            747525103    2,406    38,900 SH  PUT  SOLE                   38,900      0    0
RIGNET INC                  COM            766582100   11,323   554,226 SH       SOLE                  554,226      0    0
SCRIPPS E W CO OHIO         CL A NEW       811054402    6,825   631,377 SH       SOLE                  631,377      0    0
SIGNET JEWELERS LIMITED     SHS            G81276100   14,324   268,242 SH       SOLE                  268,242      0    0
SIRIUS XM RADIO INC         COM            82967N108    6,744 2,333,582 SH       SOLE                2,333,582      0    0
SONIC AUTOMOTIVE INC        CL A           83545G102   13,651   653,490 SH       SOLE                  653,490      0    0
ULTIMATE SOFTWARE GROUP INC COM            90385D107   14,091   149,257 SH       SOLE                  149,257      0    0
ULTIMATE SOFTWARE GROUP INC COM            90385D107   10,838   114,800 SH  PUT  SOLE                  114,800      0    0
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